Organization and Principal Activities - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions					12 Months Ended
	Dec. 13, 2021 shares	Dec. 12, 2021 shares	Jun. 09, 2021 CNY (¥) shares	Jun. 09, 2021 USD ($) $ / shares shares	Dec. 31, 2021
Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Common stock, Voting rights					Class A ordinary shares are entitled to one vote per share
Number of ordinary shares for one ADS	72	9
Class A Ordinary Shares | Initial Public Offering
Organization And Principal Activities [Line Items]
Aggregate number of shares issued and sold			37,498,050	37,498,050
Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Common stock, Voting rights					Class B ordinary shares are entitled to thirty votes per share
Common stock, conversion term					Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Common stock conversion basis					one
American Depositary Shares
Organization And Principal Activities [Line Items]
Net proceeds received from initial public offering			¥ 269.2	$ 42.2
American Depositary Shares | Initial Public Offering
Organization And Principal Activities [Line Items]
Aggregate number of shares issued and sold			4,166,450	4,166,450
Shares issued, effect of after reverse stock split			520,806	520,806
Reverse split, description			In this offering, 4,166,450 ADSs (or 520,806 ADSs after giving effect of one-for-eight reverse American depositary shares ("ADSs") split)	In this offering, 4,166,450 ADSs (or 520,806 ADSs after giving effect of one-for-eight reverse American depositary shares ("ADSs") split)
Reverse split, ratio			0.125	0.125
Public offering price per ADS | $ / shares				$ 11.5
Public offering price per ADS, effect of after reverse stock split | $ / shares				$ 92.0